Condensed Consolidated Interim Statements of Changes in Equity - USD ($)	Issued capital [member]	Issued capital [member] Latam Logistic Properties SA [member]	Additional paid-in capital [member]	Additional paid-in capital [member] Latam Logistic Properties SA [member]	Retained earnings [member]	Retained earnings [member] Latam Logistic Properties SA [member]	Foreign currency translation reserve [member]	Foreign currency translation reserve [member] Latam Logistic Properties SA [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] Latam Logistic Properties SA [member]	Non-controlling interests [member]	Non-controlling interests [member] Latam Logistic Properties SA [member]	Total	Latam Logistic Properties SA [member]	Membership units [member] Latam Logistic Properties SA [member]
Balance at Dec. 31, 2020				$ 168,142,696		$ 52,584,197		$ (6,011,513)		$ 214,715,480		$ 23,605,352		$ 238,320,832	$ 100
Balance, shares at Dec. 31, 2020															100
IfrsStatementLineItems [Line Items]
Profit for the year						4,126,505				4,126,505		4,542,880		8,669,385
Other comprehensive loss								(12,522,802)		(12,522,802)				(12,522,802)
Total comprehensive income for the Year						4,126,505		(12,522,802)		(8,396,297)		4,542,880		(3,853,417)
Capital Contributions												4,084,160		4,084,160
Distributions paid to non-controlling interest												(1,024,747)		(1,024,747)
Conversion from S.R.L. to S.A.		$ 168,142,740		(168,142,696)						(56)				(56)	$ (100)
Conversion from S.R.L. to S.A., shares		168,142,740													(100)
Balance at Dec. 31, 2021		$ 168,142,740				56,710,702		(18,534,315)		206,319,127		31,207,645		237,526,772
Balance, shares at Dec. 31, 2021		168,142,740
IfrsStatementLineItems [Line Items]
Profit for the year						8,028,610				8,028,610		3,412,623		11,441,233
Other comprehensive loss								(13,533,732)		(13,533,732)				(13,533,732)
Total comprehensive income for the Year						8,028,610		(13,533,732)		(5,505,122)		3,412,623		(2,092,499)
Capital Contributions												700,000		700,000
Distributions paid to non-controlling interest												(2,067,803)		(2,067,803)
Balance at Dec. 31, 2022	$ 168,142,740	$ 168,142,740			$ 64,739,312	64,739,312	$ (32,068,047)	(32,068,047)	$ 200,814,005	200,814,005	$ 33,252,465	33,252,465	$ 234,066,470	$ 234,066,470
Balance, shares at Dec. 31, 2022	168,142,740	168,142,740												168,142,740
IfrsStatementLineItems [Line Items]
Profit for the year					2,628,360				2,628,360		3,182,020		5,810,380
Other comprehensive loss							9,727,869		9,727,869				9,727,869
Total comprehensive income for the Year					2,628,360		9,727,869		12,356,229		3,182,020		15,538,249
Share-based payments
Capital Contributions											1,000,000		1,000,000
Distributions paid to non-controlling interest											(4,522,937)		(4,522,937)
Balance at Jun. 30, 2023	$ 168,142,740				67,367,672		(22,340,178)		213,170,234		32,911,548		246,081,782
Balance, shares at Jun. 30, 2023	168,142,740
Balance at Dec. 31, 2022	$ 168,142,740	$ 168,142,740			64,739,312	64,739,312	(32,068,047)	(32,068,047)	200,814,005	200,814,005	33,252,465	33,252,465	234,066,470	$ 234,066,470
Balance, shares at Dec. 31, 2022	168,142,740	168,142,740												168,142,740
IfrsStatementLineItems [Line Items]
Profit for the year						3,139,333				3,139,333		4,016,672		$ 7,156,005
Other comprehensive loss								18,373,064		18,373,064				18,373,064
Total comprehensive income for the Year						3,139,333		18,373,064		21,512,397		4,016,672		25,529,069
Capital Contributions												5,870,314		5,870,314
Distributions paid to non-controlling interest												(4,522,936)		(4,522,936)
Balance at Dec. 31, 2023	$ 168,142,740	$ 168,142,740			67,878,645	$ 67,878,645	(13,694,983)	$ (13,694,983)	222,326,402	$ 222,326,402	38,616,515	$ 38,616,515	260,942,917	$ 260,942,917
Balance, shares at Dec. 31, 2023	168,142,740	168,142,740												168,142,740
IfrsStatementLineItems [Line Items]
Profit for the year					(38,123,976)				(38,123,976)		4,095,850		(34,028,126)
Other comprehensive loss							(7,695,204)		(7,695,204)				(7,695,204)
Total comprehensive income for the Year					(38,123,976)		(7,695,204)		(45,819,180)		4,095,850		(41,723,330)
Impact of reverse capitalization	$ (168,140,109)		168,140,109
Impact of reverse capitalization shares	(141,830,740)
Issuance of shares to TWOA shareholders upon reverse capitalization	$ 390		(2,754,110)						(2,753,720)				(2,753,720)
Issuance of shares to TWOA shareholders upon reverse capitalization shares	3,897,747
Issuance of shares to PIPE Investor	$ 150		14,999,850						15,000,000				15,000,000
Issuance of shares to pipe Investor shares	1,500,000
Foreclosure of the collateralized LLP Shares held by LLI upon Closing			(9,765,972)						(9,765,972)				(9,765,972)
Listing expense			44,469,613						44,469,613				44,469,613
Share-based payments			1,140,218						1,140,218				1,140,218
Capital Contributions											2,403,450		2,403,450
Distributions paid to non-controlling interest											(500,000)		(500,000)
Balance at Jun. 30, 2024	$ 3,171		$ 216,229,708		$ 29,754,669		$ (21,390,187)		$ 224,597,361		$ 44,615,815		$ 269,213,176
Balance, shares at Jun. 30, 2024	31,709,747